UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aberdeen Asset Management Investment Services
Address: Bow Bells House
         1 Bread Street
         London, England  EC4M9HH

13F File Number:  28-11575

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Wendy Lark
Title:     Global Senior Compliance Officer
Phone:     +44 20 7463 6409

Signature, Place, and Date of Signing:

     Wendy Lark     London, England     January 19, 2012

Last filing under this name due to merger of advisers. Future filings will be under Aberdeen Asset Managers Limited (CIK# 0001544935).


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[ X]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-04701                      Aberdeen Asset Management PLC

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.